UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-177439

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 1	☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-03330

Amendment No. 423	☑

(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT–II
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices) (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Robert W. Horner, III, Vice President Corporate Governance and Secretary, One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	November 5, 2012

It is proposed that this filing will become effective (check appropriate box)
☐      immediately upon filing pursuant to paragraph (b)
☑      on November 5, 2012 pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☐      on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Individual Flexible Premium Deferred Variable Annuity Contract

Nationwide Life Insurance Company • Nationwide Variable Account-II

Prospectus supplement dated November 5, 2012 to
Nationwide Destination B 2.0, Nationwide Destination B NY 2.0, Nationwide Destination EV 2.0,
Nationwide Destination EV NY 2.0, Nationwide Destination L 2.0, Nationwide Destination L NY 2.0, Nationwide Destination All American Gold 2.0, and Nationwide Destination All American Gold NY 2.0 prospectus dated April 20, 2012

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

Effective November 5, 2012, the following funds are available as investment options under the contract:

•	American Funds Insurance Series® - Protected Asset Allocation Fund: Class P2
•	Northern Lights Variable Trust - TOPS Protected Balanced ETF Portfolio: Class 4
•	Northern Lights Variable Trust - TOPS Protected Growth ETF Portfolio: Class 4
•	Northern Lights Variable Trust - TOPS Protected Moderate Growth ETF Portfolio: Class 4

In addition, effective November 5, 2012, the following funds are available as investment options under the 7% Lifetime Income Option:

•	American Funds Insurance Series® - Protected Asset Allocation Fund: Class P2
•	Nationwide Variable Insurance Trust - NVIT CardinalSM Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II

Accordingly, the following changes apply to your prospectus:

1.	The bulleted list on page 1 is amended to add the following:

•	American Funds Insurance Series®
•	Northern Lights Variable Trust

2.	The "Income Benefit Investment Options" section is amended to add the following funds:

•	American Funds Insurance Series® - Protected Asset Allocation Fund: Class P2
•	Nationwide Variable Insurance Trust - NVIT CardinalSM Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II

3.	The “Appendix A: Underlying Mutual Funds” is amended to add the following:

American Funds Insurance Series® - Protected Asset Allocation Fund: Class P2
Investment Advisor:	Capital Research and Management Company
Sub-advisor:	Milliman Financial Risk Management LLC
Investment Objective:	To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility.

Northern Lights Variable Trust - TOPS Protected Balanced ETF Portfolio: Class 4
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman, Inc.
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets.
Designation: FF

Northern Lights Variable Trust - TOPS Protected Growth ETF Portfolio: Class 4
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman, Inc.
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets.
Designation: FF

Northern Lights Variable Trust - TOPS Protected Moderate Growth ETF Portfolio: Class 4
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman, Inc.
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets.
Designation: FF

4.	The “Legal Proceedings” section of your prospectus is replaced with the following:

Legal Proceedings

Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996.  NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base.  NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates.  These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted.  Regulatory proceedings could also affect the outcome of one or more of the Company’s litigation matters.   Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s condensed consolidated financial position.  Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s condensed consolidated financial position or results of operations in a particular quarter or annual period.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service ("IRS"), and state insurance authorities.  Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates.  The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with Nationwide Mutual Insurance Company (NMIC) insofar as any inquiry, examination or investigation encompasses NMIC's operations.

In October 2012, NLIC and NLAIC entered into a Regulatory Settlement Agreement with the Florida Office of Insurance Regulation and 21 other state Departments of Insurance to resolve a multi-state market conduct exam regarding claim settlement practices.  The Regulatory Settlement Agreement applies prospectively and requires NLIC and NLAIC to adopt and implement additional procedures relating to the use of to the Social Security Death Master File and identifying and locating beneficiaries once deaths are identified.  In October 2012, NLIC and NLAIC also entered into a Global Resolution Agreement to resolve the related unclaimed property audit.

Other jurisdictions may pursue similar investigations, examinations or inquires. The results of these investigations, examinations or inquiries could result in the payment or escheatment of unclaimed death benefits, and/or changes in the Company’s practices and procedures to its claims handling and escheat processes, all of which could impact claim payments and reserves and/or result in payment of investigation costs, fines or penalties.

On November 20, 2007, Nationwide Retirement Solutions, Inc. ("NRS") and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. ("ASEA") Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members. On October 22, 2010, the parties to this action executed a court approved stipulation of settlement that agreed to certify a class for settlement purposes only, that provided for payments to the settlement class, and that provided for releases, certain bar orders, and dismissal of the case. The settlement fund has been paid out. On December 6, 2011 the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for only the Coker (Gwin) class action, and dismissed NLIC. The Company has resolved the indemnification claims of ASEA.  On June 19 and 20, 2012, the Court held an evidentiary hearing on the amount of indemnification owed to PEBCO.  The Court has taken the matter under advisement. NRS continues to defend this case vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the U.S. District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under Employee Retirement Income Security Act of 1974 ("ERISA") that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of "All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009". On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. The plaintiffs have renewed their motion for class certification. The case is fully briefed. NLIC continues to defend this lawsuit vigorously.

On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald Clark, on their behalf and on behalf of the class defined herein v. Nationwide Mutual Insurance Company and Nationwide Life Insurance Company.  The complaint alleges that NMIC and NLIC have an obligation to review the Social Security Administration Death Master File database for all life insurance policyholders who have at least a 70% probability of being deceased according to actuarial tables.  The complaint further alleges that NMIC and NLIC are not conducting such a review.  The complaint seeks injunctive relief and declaratory judgment requiring NMIC and NLIC to conduct such a review, and alleges NMIC and NLIC have violated the covenant of good faith and fair dealing and have been unjustly enriched by not having conducted such reviews.  The complaint seeks certification as a class action.  Including Andrews, there are four similar class actions in Ohio: two against Western & Southern; one against Cincinnati Life. NMIC and NLIC filed a motion to dismiss.  By order dated January 18, 2012, the State Court issued an order dismissing the lawsuit.  The court issued its opinion on January 23, 2012.  On January 30, 2012, plaintiffs filed their appeal. Plaintiffs filed their appellate brief on April 12, 2012. The Association of Ohio Life Insurance Companies filed an amicus brief in support of NMIC and NLIC's position on May 24, 2012. NMIC and NLIC's filed its brief in opposition on May 25, 2012. Plaintiffs filed their reply brief on June 7, 2012.  Oral argument on plaintiff’s appeal was held on October 1, 2012.  NMIC and NLIC continue to defend their lawsuit vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.

INCORPORATION BY REFERENCE

The prospectus and statement of additional information that were effective April 20, 2012, previously filed with the Commission under SEC file No. 333-177439, are hereby incorporated by reference and made a part of this registration statement.

PART C. OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

Nationwide Variable Account-II:

Report of Independent Registered Public Accounting Firm

Statement of Assets, Liabilities and Contract
Owners’ Equity as of December 31, 2011.

Statement of Operations for the year ended December 31, 2011.

Statements of Changes in Contract Owners’ Equity for the years ended December 31, 2011 and 2010.

Notes to Financial Statements.

Nationwide Life Insurance Company and subsidiaries:

Report of Independent Registered Public Accounting Firm

Consolidated Statements of Operations for the
years ended December 31, 2011, 2010 and
2009.

Consolidated Balance Sheets as of December
31, 2011 and 2010.

Consolidated Statements of Changes in
Equity as of December 31, 2011, 2010 and 2009.

Consolidated Statements of Cash Flows for
the years ended December 31, 2011, 2010
and 2009.

Notes to Consolidated Financial Statements.

Financial Statement Schedules.

Item 24.	(b) Exhibits

(1)
Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant - Filed with Post-Effective Amendment No. 16 on April 30, 2007 (File No. 333-103093) as Exhibit (1) and hereby incorporated by reference.

(2)	Not Applicable.

(3)
Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter - Filed with Post-Effective Amendment No. 16 on April 19, 2007 (File No. 333-103093) as Exhibit (3) and hereby incorporated by reference.

(4)
The form of the variable annuity contract - Filed previously on March 15, 2012 with Pre-Effective Amendment No. 1 to the registration statement (File No. 333-177439) and hereby incorporated by reference.

(5)	Variable Annuity Application - Filed previously on March 15, 2012 with Pre-Effective Amendment No. 1 to the registration statement (File No. 333-177439) and hereby incorporated by reference.

(6)	Depositor’s Certificate of Incorporation and By-Laws.

(a)
Amended Articles of Incorporation for Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.

(b)
Amended and Restated Code of Regulations of Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.

(c)
Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009.  Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.

(7)	Not Applicable.

(8)	Form of Participation Agreements -

The following Fund Participation Agreements were previously filed on July 17, 2007 with Pre-Effective Amendment No. 1 to the registration statement associated with 1933 Act File No. 333-140608 under Exhibit 26(h), and are hereby incorporated by reference.

(1)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document "amcentfpa99h2."

(2)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document "dreyfusfpa99h3.htm."

(3)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidifpa99h5.htm."

(4)
Amended and Restated Fund Participation with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003, as document "frankfpa99h8.htm. "

(5)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document "janusfpa99h9a.htm."

(6)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003, as amended, under document "mfsfpa99h11.htm."

(7)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated February 1, 2003, as amended, under document "nwfpa99h12a.htm."

(8)
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2006, under document "nwfpa99h12b.htm."

(9)
Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, under document "neuberfpa99h13.htm."

(10)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document "oppenfpa99h14.htm."

(11)
Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document "trowefpa99h15.htm."

The following Fund Participation Agreements were previously filed on September 27, 2007 with Pre-Effective Amendment No. 3 to the registration statement associated with 1933 Act File No. 333-137202 under Exhibit 26(h), and are hereby incorporated by reference.

(12)
Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003, as document "alliancebernsteinfpa.htm."

(13)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004, as document " blackrockfpa.htm."

(14)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Fund Distributors, LLC, as amended, dated March 28, 2002, as document " pimcofpa.htm."

(15)	Fund Participation Agreement with Waddell & Reed Services Company, Waddell & Reed, Inc., and W&R Target Funds, Inc., as amended, dated December 1, 2000, as document "waddellreedfpa.htm."

(16)	Fund Participation Agreement with Wells Fargo Management, LLC, Stephens, Inc., as amended, dated November 15, 2004 as document "wellsfargofpa.htm."

(17)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, Van Eck Securities Corporation, as amended, dated September 1, 1989, as document “vaneckfpa.htm”.

The following Fund Participation Agreement was previously filed on May 13, 2010 with Pre-Effective Amendment No. 1 to the registration statement associated with 1933 Act File No. 333-164886 under Exhibit 26(h), and is hereby incorporated by reference.

(18)	Fund Participation Agreement with INVESCO Funds Group, Inc., and INVESCO Distributors, Inc., as amended, dated August 1, 2001, as document "ex818.htm."

The following Fund Participation Agreement was previously filed on October 26, 2010 with Post-Effective Amendment No. 2 to the registration statement associated with 1933 Act File No. 333-164886 under Exhibit 26(h), and is hereby incorporated by reference.

(19)	Fund Participation Agreement with Unified Financial Securities and Huntington Asset Advisers, Inc., dated August 13, 2010, as document "huntingtonfpa.htm."

The following Fund Participation Agreement was previously filed on June 11, 2012, with Post-Effective Amendment No. 28 to the registration statement associated with 1933 Act File No. 333-62692 under Exhibit 24(b), and is hereby incorporated by reference.

(20)	Fund Participation Agreement with Northern Lights Variable Trust, dated February 8, 2012, as document "northernlightsfpa.htm."

For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

(9)	Opinion of Counsel - Filed previously with initial registration statement (File No. 333-177439) and hereby incorporated by reference.

(10)	Consent of Independent Registered Public Accounting Firm - Attached hereto.

(11)	Not Applicable.

(12)	Not Applicable.

(99)	Power of Attorney - Attached hereto.

Item 25.	Directors and Officers of the Depositor

President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President	Terri L. Hill
Executive Vice President-Finance	Lawrence A. Hilsheimer
Executive Vice President-Chief Marketing & Strategy Officer	Matthew Jauchius
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Steven M. English
Senior Vice President	Harry H. Hallowell
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Business Transformation Office	Robert P. McIsaac
Senior Vice President-Chief Claims Officer	David A. Bano
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Financial Officer-Property and Casualty	Michael P. Leach
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO ACS	Daniel G. Greteman
Senior Vice President-CIO Enterprise Applications	Mark A. Gaetano
Senior Vice President-CIO IT Infrastructure	Gregory S. Moran
Senior Vice President-CIO NF Systems	Susan J. Gueli
Senior Vice President-Controller	James D. Benson
Senior Vice President-Corporate Marketing	Gordon E. Hecker
Senior Vice President-Corporate Strategy	Katherine M. Liebel
Senior Vice President-Deputy General Counsel	Thomas W. Dietrich
Senior Vice President-Deputy General Counsel	Sandra L. Neely
Senior Vice President-Distribution and Sales	John L. Carter
Senior Vice President-Enterprise Chief Technology Officer	Guruprasad C. Vasudeva
Senior Vice President-Field Operations EC	Amy T. Shore
Senior Vice President-Field Operations IC	Jeff M. Rommel
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Internal Audit	Kai V. Monahan
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-IT Strategic Initiatives	Robert J. Dickson
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NF Brand Marketing	William J. Burke
Senior Vice President-NI Brand Marketing	Jennifer M. Hanley
Senior Vice President-NW Retirement Plans	Anne L. Arvia
Senior Vice President-PCIO Sales Support	Melissa D. Gutierrez
Senior Vice President-President-Nationwide Bank	J. Lynn Greenstein
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Vice President-Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 26.                      Persons Controlled by or Under Common Control with the Depositor or Registrant.
*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries
COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
1492 Capital, LLC	Ohio	The company acts as an investment holding company.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands	The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa	The company acts as a managing general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa	The company is a property and casualty insurance holding company.
ALLIED Insurance Company of America	Ohio	The company is organized to write commercial lines insurance business.
ALLIED Property and Casualty Insurance Company	Iowa	The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas	The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company.
AMCO Insurance Company	Iowa	The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida	The company is an underwriting manager for ocean cargo and hull insurance.
Champions of the Community, Inc.	Ohio	The company raises money to enable it to make gifts and grants to charitable organizations.
Colonial County Mutual Insurance Company*	Texas	The company underwrites non-standard automobile and motorcycle insurance and other commercial liability coverages in Texas.
Crestbrook Insurance Company	Ohio	The company is a multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa	The company underwrites general property and casualty insurance.
DVM Insurance Agency, Inc.	California	The company places non-California pet insurance business not written by Veterinary Pet Insurance Company.
Farmland Mutual Insurance Company	Iowa	The company provides property and casualty insurance primarily to agricultural businesses.
Freedom Specialty Insurance Company	Ohio	The company operates as a multi-line insurance company.
Gates McDonald of Ohio, LLC	Ohio
The company provided services to employers for managing workers’ and unemployment compensation matters and employee benefit costs.  The company is currently winding down to permit its eventual dissolution.

Gates, McDonald & Company of New York, Inc.	New York	The company provides workers’ compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald Health Plus, LLC	Ohio	The company provided medical management and cost containment services to employers. The company is currently winding down to permit its eventual dissolution.
Insurance Intermediaries, Inc.	Ohio	The company is an insurance agency and provides commercial property and casualty brokerage services.
Life Reo Holdings, LLC	Ohio	The company is an investment holding company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
Lone Star General Agency, Inc.	Texas	The company acts as general agent to market nonstandard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
National Casualty Company	Wisconsin	The company underwrites various property and casualty coverage, as well as some individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England	This is a limited liability company organized for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. The company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa	The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America	Ohio	The company is a property and casualty insurer that writes personal lines business.
Nationwide Agribusiness Insurance Company	Iowa	The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio	The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management, LLC	Ohio	The company provides investment advisory services as a registered investment advisor to affiliated and non-affiliated clients.
Nationwide Assurance Company	Wisconsin	The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federally chartered savings bank supervised by the Office of the Comptroller of the Currency to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.

Nationwide Better Health (Ohio), LLC	Ohio	The company provided employee population health management. The company is currently winding down to permit its eventual dissolution.
Nationwide Better Health Holding Company, LLC	Ohio	The company is a holding company. The company is currently winding down to permit its eventual dissolution.
Nationwide Cash Management Company	Ohio	The company buys and sells investment securities of a short-term nature as the agent for other corporations, foundations and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio	The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio	The company acts as a holding company.
Nationwide Emerging Managers, LLC	Delaware	The company acts as a holding company.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio	The company’s purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio	The company is an administrator of structured settlements.
Nationwide Financial General Agency, Inc. (fka 1717 Brokerage Services, Inc.)	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware	The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
Nationwide Financial Services, Inc.*	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
Nationwide Financial Structured Products, LLC	Ohio	The company captures and reports the results of the structured products business unit.
Nationwide Fund Advisors (fka Gartmore Mutual Fund Capital Trust)	Delaware	The trust acts as a registered investment advisor.
Nationwide Fund Distributors LLC (successor to Gartmore Distribution Services, Inc.)	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management LLC (successor to Gartmore Investors Services, Inc.)	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide General Insurance Company	Ohio	The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Holdings, Inc.	Ohio	The company acts as a holding company.
Nationwide Global Ventures, Inc.	Delaware	The company acts as a holding company.
Nationwide Indemnity Company*	Ohio	The company is involved in the reinsurance business and assumes business from Nationwide Mutual Insurance Company and other insurers within the Nationwide insurance organization.
Nationwide Insurance Company of America	Wisconsin	The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio	The company transacts general insurance business, except life insurance.
Nationwide Insurance Foundation*	Ohio	The company contributes to non-profit activities and projects.
Nationwide Investment Advisors, LLC	Ohio	The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma
This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company.  The company also provides educational services to retirement plan sponsors and its participants.

Nationwide Life and Annuity Insurance Company*	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide Life Insurance Company*	Ohio	The company provides individual life insurance, group life and health insurance, fixed and variable annuity products and other life insurance products.
Nationwide Lloyds	Texas	The company markets commercial and property insurance in Texas.
Nationwide Mutual Fire Insurance Company	Ohio	The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio	The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio	The company invests in private equity funds.

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
Nationwide Property and Casualty Insurance Company	Ohio	The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio	The company provides alarm systems and security guard services.
Nationwide Realty Investors, Ltd.*	Ohio	The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Realty Services, Ltd.	Ohio	The company provides relocation services to Nationwide associates.
Nationwide Retirement Solutions, Inc.*	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio	The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions Insurance Agency, Inc.	Massachusetts	The company markets and administers deferred compensation plans for public employees.
Nationwide SA Capital Trust	Delaware	The trust acts as a holding company.
Nationwide Sales Solutions, Inc.	Iowa	The company engages in the direct marketing of property and casualty insurance products.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.
Nationwide Services Company, LLC	Ohio	The company performs shared services functions for the Nationwide organization.
Newhouse Capital Partners, LLC	Delaware	The company is an investment holding company.
Newhouse Capital Partners II, LLC	Delaware	The company is an investment holding company.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
NWD Asset Management Holdings, Inc.	Delaware	The company acts as a holding company.
NWD Investment Management, Inc.	Delaware	The company acts as a holding company and provides other business services for the NWD Investments Management group of companies.
NWD Management & Research Trust	Delaware	The company acts as a holding company for the NWD Investments Management group.
Olentangy Reinsurance, LLC	Vermont	The company is a captive life reinsurance company.
Pension Associates, Inc.	Wisconsin	The company provides pension plan administration and recordkeeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa	The company is an insurance agency.
Privilege Underwriters, Inc.	Delaware	The company acts as a holding company for the PURE Group of insurance companies.
Privilege Underwriters, Reciprocal Exchange	Florida	The company acts as a reciprocal insurance company.
Pure Insurance Company	Florida	The company acts as a captive reinsurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
Pure Risk Management, LLC	Florida	The company acts as an attorney-in-fact for Privilege Underwriters Reciprocal Exchange.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors.
Retention Alternatives, Ltd.*	Bermuda	The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.
Riverview International Group, Inc.	Delaware	The company is an inactive shell company.
Scottsdale Indemnity Company	Ohio	The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio	The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona	The company provides excess and surplus lines coverage on a non-admitted basis.
THI Holdings (Delaware), Inc.	Delaware	The company acts as a holding company.
Titan Auto Insurance of New Mexico, Inc.	New Mexico	The company is an insurance agency that operates employee agent storefronts.
Titan Indemnity Company	Texas	The company is a multi-line insurance company that operates primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan	The company is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas	The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California	The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana	The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio	The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio	The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio	The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio	The company is a property and casualty insurance company.
VPI Services, Inc.	California	The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Western Heritage Insurance Company	Arizona	The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas	The company acts as a holding company for the Titan group.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida	The company is an insurance agency.

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
MFS Variable Account*	Ohio	Issuer of variable annuity contracts.
Nationwide Multi-Flex Variable Account*	Ohio	Issuer of variable annuity contracts.
Nationwide VA Separate Account-A*	Ohio	Issuer of variable annuity contracts.
Nationwide VA Separate Account-B*	Ohio	Issuer of variable annuity contracts.
Nationwide VA Separate Account-C*	Ohio	Issuer of variable annuity contracts.
Nationwide VA Separate Account-D*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-II*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-3*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-4*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-5*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-6*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-7*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-8*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-9*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-10*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-11*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-12*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-13*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-14*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-15	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-16	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-17	Ohio	Issuer of variable annuity contracts.
Nationwide Provident VA Separate Account 1*	Pennsylvania	Issuer of variable annuity contracts.
Nationwide Provident VA Separate Account A*	Delaware	Issuer of variable annuity contracts.

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
Nationwide VL Separate Account-A	Ohio	Issuer of variable life insurance policies.
Nationwide VL Separate Account-B	Ohio	Issuer of variable life insurance policies.
Nationwide VL Separate Account-C*	Ohio	Issuer of variable life insurance policies.
Nationwide VL Separate Account-D*	Ohio	Issuer of variable life insurance policies.
Nationwide VL Separate Account-G*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-2*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-3*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-4*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-5*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-6*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-7*	Ohio	Issuer of variable life insurance policies.
Nationwide Provident VLI Separate Account 1*	Pennsylvania	Issuer of variable life insurance policies.
Nationwide Provident VLI Separate Account A*	Delaware	Issuer of variable life insurance policies.

The ownership and control of each of the companies/entities listed above (including the percentage of voting securities owned or other basis of control) is shown in the following organizational chart.

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty
IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
OH
NATIONWIDE INSURANCE FOUNDATION
MEMBERSHIP NONPROFIT CORPORATION
OH
CHAMPIONS OF THE COMMUNITY, INC.
NONPROFIT CORPORATION
OH
NATIONWIDE CORPORATION
Common Stock: 13,642,432 Shares
Casualty–95.2%
Fire–4.8%
(See Page 2)
OH
RETENTION ALTERNATIVES, LTD.
Common Stock:120,000Shares
Fire–100%
BER
ALLIED GROUP, INC. (AGI)
Common Stock 850 Shares
Casualty–100%
IA
SCOTTSDALE INSURANCE COMPANY (SIC)
Common Stock:30,136 Shares
Casualty–100%
OH
THI HOLDINGS DELAWARE, INC. (THI)
Common Stock:100 Shares
Casualty-100%
DE
ALLIED INSURANCE COMPANY OF AMERICA
Common Stock:5,000 Shares
Casualty–100%
OH
CRESTBROOK INSURANCE COMPANY
Common Stock:52,000 Shares
Casualty–100%
OH
NATIONAL CASUALTY COMPANY (NC)
Common Stock: 100 Shares
Casualty–100%
WI
NCC OF AMERICA, LTD. (INACTIVE)
Common Stock:300,000Shares
NC–100%
G.B.
NATIONWIDE AFFINITY INSURANCE COMPANY OF AMERICA
Common Stock:500,000Shares
Casualty–100%
OH
NATIONWIDE AGRIBUSINESS INSURANCE COMPANY
Common Stock:949,992Shares
Casualty–100%
Other Capital:
Casualty–Pfd.
IA
NATIONWIDE ASSURANCE COMPANY
Common Stock:1,750 Shares
Casualty–100%
WI
NATIONWIDE GENERAL INSURANCE COMPANY
Common Stock:20,000 Shares
Casualty–100%
OH
NATIONWIDE INDEMNITY COMPANY (NW INDEMNITY)
Common Stock:28,000 Shares
Casualty–100%
OH
NATIONWIDE INSURANCE COMPANY OF FLORIDA
Common Stock:10,000Shares
Casualty–100%
OH
NATIONWIDE LLOYDS
A TEXAS LLOYDS
TX
NATIONWIDE PROPERTY AND CASUALTY INSURANCE COMPANY
Common Stock:60,000Shares
Casualty–100%
OH
SCOTTSDALE INDEMNITY COMPANY
Common Stock:50,000Shares
Casualty–100%
OH
AMERICAN MARINE UNDERWRITERS, INC.
Common Stock: 20 Shares
Casualty–100%
FL
INSURANCE INTERMEDIARIES, INC. (III)
Common Stock:1,615 Shares
Casualty–100%
OH
NATIONWIDE EXCLUSIVE AGENT RISK PURCHASING GROUP, LLC
III–100%
OH
LONE STAR GENERAL AGENCY, INC.
Common Stock:1,000 Shares
Casualty–100%
TX
COLONIAL COUNTY MUTUAL INSURANCE COMPANY
Surplus Debentures:
Assurance
Lone Star
TX
NATIONWIDE REALTY SERVICES, LTD.
Single Member Limited Liability Company
Casualty–100%
OH
NATIONWIDE SERVICES COMPANY, LLC (NSC)
Single Member Limited Liability Company
Casualty–100%
OH
NATIONWIDE PROPERTY PROTECTION SERVICES, LLC.
NSC–100%
OH
NATIONWIDE PRIVATE EQUITY FUND, LLC
Casualty–100%
OH
NATIONWIDE REALTY INVESTORS, LTD
Casualty–95.05%
NW Indemnity–4.95%
OH
NATIONWIDE ARENA LLC
NRIL–90%
OH
NATIONWIDE ASSET MANAGEMENT, LLC
Casualty–100%
OH
NATIONWIDE CASH MANAGEMENT COMPANY
Common Stock: 100 Shares
Casualty–100%
OH
1492 CAPITAL, LLC (1492)
Casualty–100%
OH
PRIVILEGE UNDERWRITERS, INC. (PUI)
1492–22.7%
FL
PURE RISK MANAGEMENT, LLC (PRM)
PUI–100%
FL
PURE INSURANCE COMPANY
PUI–100%
FL
PRIVILEGE UNDERWRITERS RECIPROCAL EXCHANGE
FL
ALLIED PROPERTY AND CASUALTY INSURANCE COMPANY (ALLIED P & C)
Common Stock:300,000Shares
AGI–100%
IA
AMCO INSURANCE COMPANY (AMCO)
Common Stock:300,000 Shares
AGI–100%
IA
ALLIED GENERAL AGENCY COMPANY
Common Stock:5,000 Shares
AMCO–100%
IA
ALLIED TEXAS AGENCY, INC.
Common Stock:1,000 Shares
AMCO–100%
TX
DEPOSITORS INSURANCE COMPANY (DEPOSITORS)
Common Stock:300,000Shares
AGI–100%
IA
NATIONWIDE INSURANCE COMPANY OF AMERICA
Common Stock:12,500 Shares
AGI–100%
WI
PREMIER AGENCY, INC.
Common Stock:100,000Shares
AGI–100%
IA
NATIONWIDE SALES SOLUTIONS, INC.
Common Stock:20,000 Shares
AGI–100%
IA
NATIONWIDE ADVANTAGE MORTGAGE COMPANY (NAMC)
Common Stock:333,837 Shares
AMCO–87.3%
Allied P&C–8.47%
Depositors–4.23%
IA
AGMC REINSURANCE, LTD.
Common Stock:11,000Shares
NAMC–100%
T & C
SCOTTSDALE SURPLUS LINES INSURANCE COMPANY
Common Stock:10,000 Shares
SIC–100%
AZ
WESTERN HERITAGE INSURANCE COMPANY
Common Stock:4,776,076Shares
SIC–100%
AZ
FREEDOM SPECIALTY INSURANCE COMPANY
Common Stock: 292,000 Shares
SIC–100%
OH
VETERINARY PET INSURANCE CO. (VPI)
Common Stock:6,935,387Shares
SIC–100%
CA
DVM INSURANCE AGENCY, INC.
VPI–100%
CA
V.P.I. SERVICES INC.
VPI–100%
CA
TITAN INDEMNITY COMPANY (TITAN)
Common Stock:4,319,951Shares
THI-100%
TX
TITAN INSURANCE COMPANY
Common Stock:1,000,000 Shares
Titan-100%
MI
WHITEHALL HOLDINGS, INC. (WHITEHALL)
Common Stock:1,000 Shares
THI-100%
TX
TITAN AUTO INSURANCE OF NEW MEXICO, INC.
Common Stock: 1,000 Shares
Whitehall-100%
NM
WI OF FLORIDA, INC.
Common Stock: 100 Shares
Whitehall-100%
FL
TITAN INSURANCE SERVICES, INC.
Common Stock: 1 Share
Whitehall-100%
TX
VICTORIA FIRE & CASUALTY COMPANY (VICTORIA FIRE)
Common Stock: 1,500 Shares
THI-100%
OH
VICTORIA AUTOMOBILE INSURANCE COMPANY
Common Stock: 1,500 Shares
Victoria Fire-100%
IN
VICTORIA NATIONAL INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100%
OH
VICTORIA SELECT INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100%
OH
VICTORIA SPECIALTY INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100%
OH
Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company -- Dotted Line
May 1, 2012
Page 1

(Casualty, Fire and insurance related subsidiaries)

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty
IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
(See Page 1)
OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
(See Page 1)
OH
NATIONWIDE CORPORATION (NW CORP)
Common Stock: 13,642,432 Shares
Casualty–95.2%
Fire–4.8%
OH
NATIONWIDE GLOBAL HOLDINGS, INC.
Common Stock: 1 Share
NW Corp.–100%
OH
NWD MANAGEMENT & RESEARCH TRUST (NWD Manage)
NW Corp.–100%
DE
RIVERVIEW INTERNATIONAL GROUP, INC.
NWD Manage – 100%
DE
NATIONWIDE SA CAPITAL TRUST (NSA)
DELAWARE BUSINESS TRUST
DE
NWD INVESTMENT MANAGEMENT, INC. (NWD Invest)
Common Stock: 958,750 Shares
NWD Manage–100%
Preferred Stock: 500,000 Shares
NWD Manage–100%
DE
NEWHOUSE CAPITAL PARTNERS, LLC
NWD Invest–19%
Casualty–70%
Fire–10%
DE
NATIONWIDE EMERGING MANAGERS, LLC
NSA–100%
DE
NWD ASSET MANAGEMENT HOLDINGS, INC. (NAMHI)
NSA–100%
DE
NATIONWIDE GLOBAL VENTURES, INC. (NGV)
NAMHI–100%
DE
NEWHOUSE CAPITAL PARTNERS II, LLC
NGV–99%
DE
NATIONWIDE BETTER HEALTH HOLDING COMPANY, LLC (NBHH)
NW Corp–75%
NMFIC-25%
OH
NATIONWIDE BETTER HEALTH (OHIO), LLC.
NBHH–100%
OH
GATES, MCDONALD OF OHIO, LLC (GATES)
NBHH –100%
OH
GATESMCDONALD & COMPANY OF NEW YORK, INC.
Common Stock: 3 Shares
Gates–100%
NY
GATESMCDONALD HEALTH PLUS, LLC.
Gates–100%
OH
NATIONWIDE FINANCIAL SERVICES, INC. (NFS)
Common Stock: 100 Shares
NW Corp.–100%
DE
NATIONWIDE LIFE INSURANCE COMPANY (NW LIFE)
Common Stock: 3,814,779Shares
NFS-100%
OH
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY (NLAIC)
Common Stock: 66,000 Shares
NW Life-100%
OH
OLENTANGY REINSURANCE, LLC
NLAIC - 100%
VT
NATIONWIDE INVESTMENT SERVICES CORPORATION
Common Stock: 5,000 Shares
NW Life-100%
OK
NATIONWIDE FINANCIAL ASSIGNMENT COMPANY
Common Stock: 100 Shares
NW Life-100%
OH
NATIONWIDE COMMUNITY DEVELOPMENT CORP., LLC
Units:
NW Life-67%
NW Indemnity-33%
OH
NATIONWIDE INVESTMENT ADVISORS, LLC
NW Life-100%
OH
LIFE REO HOLDINGS, LLC
NW Life-100%
OH
NATIONWIDE FINANCIAL SERVICES CAPITAL TRUST
Preferred Stock:
NFS-100%
DE
NATIONWIDE FUND ADVISORS
Common Stock: 250,000Shares
DELAWARE BUSINESS TRUST
DE
REGISTERED INVESTMENT ADVISORS SERVICES, INC.
NFS-100%
TX
NATIONWIDE BANK
Common Stock: 2,800,000 Shares
NFS-100%
FED
NATIONWIDE FINANCIAL STRUCTURED PRODUCTS, LLC
NFS-100%
OH
PENSION ASSOCIATES, INC.
Common Stock: 1,000 Shares
NFS-100%
WI
NATIONWIDE RETIREMENT SOLUTIONS, INC. (NRS)
Common Stock: 236,494 Shares
NFSDI-100%
DE
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF ARIZONA
Common Stock: 1,000 Shares
NRS-100%
AZ
NATIONWIDE RETIREMENT SOLUTIONS, INS. AGENCY, INC.
Common Stock: 1,000 Shares
NRS-100%
MA
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF OHIO
Common Stock: 100 Shares
OH
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF TEXAS
Common Stock: 1,000 Shares
TX
NFS DISTRIBUTORS, INC. (NFSDI)
Common Stock: 100 Shares
NFS-100%
DE
NATIONWIDE FUND MANAGEMENT LLC
Common Stock: 5 Shares
NFSDI–100%
DE
NATIONWIDE FUND DISTRIBUTORS LLC
Common Stock: 10,000 Shares
NFSDI–100%
DE
NATIONWIDE FINANCIAL INSTITUTION DISTRIBUTORS AGENCY, INC.
Common Stock: 1,000 Shares
NFSDI-100%
DE
NATIONWIDE SECURITIES, LLC
NFSDI - 100%
DE
NATIONWIDE FINANCIAL GENERAL AGENCY, INC
Common Stock: 1,000 Shares
NFSDI - 100%
PA

Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company -- Dotted Line

May 1, 2012

Page 2

(Nationwide Corp. subsidiaries)

NATIONWIDE®

NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
(See Page 1)
OH
HARLEYSVILLE LIFE INSURANCE COMPANY
Casualty–100%
PA
HARLEYSVILLE SERVICES, INC.
Casualty–100%
DE
HARLEYSVILLE GROUP, INC. (HGI)
Casualty–100%
DE
HARLEYSVILLE PENNLAND INSURANCE COMPANY (HPIC)
Casualty–100%
PA
HARLEYSVILLE INSURANCE COMPANY OF NEW JERSEY
HGI-100%
NJ
HARLEYSVILLE INSURANCE COMPANY OF NEW YORK
HGI-100%
PA
HARLEYSVILLE LAKE STATES INSURANCE COMPANY
HGI-100%
MI
HARLEYSVILLE INSURANCE COMPANY (HIC)
HGI-100%
PA
HARLEYSVILLE PREFERRED INSURANCE COMPANY (HPRIC)
HGI-100%
PA
HARLEYSVILLE WORCESTER INSURANCE COMPANY (HWIC)
HGI-100%
PA
INSURANCE MANAGEMENT RESOURCES, L.P.
HIC – 1% (G.P.)
HPRIC – 99%
PA
HARLEYSVILLE, LTD.
HPRIC -49.5%
HWIC – 49.5%
HGI – 1% (G.P.)
PA

Subsidiary Companies — Solid Line
Contractual Association ═ Double Line
Limited Liability Company -- Dotted Line

May 1, 2012

Page 3

(Harleysville subsidiaries)

Item 27.	Number of Contract Owners

N/A

Item 28.	Indemnification

Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriter

(a)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-A
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(b)	Directors and Officers of NISC:

President	Robert O. Cline
Vice President, Treasurer and Director	Keith L. Sheridan
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President-Finance Operations and Assistant Treasurer	Terry C. Smetzer
Associate Vice President	John J. Humphries, Jr.
Assistant Treasurer	J. Morgan Elliott
Assistant Treasurer	Jerry L. Greene
Director	John L. Carter
Director	Eric S. Henderson

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 30.	Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 31.	Management Services

Not Applicable

Item 32.	Undertakings

The Registrant hereby undertakes to:

(a)
file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-II, has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 19 th   day of October , 2012.

NATIONWIDE VARIABLE ACCOUNT-II
(Registrant)
NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 19 th   day of October , 2012.

KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson , Senior Vice President- Individual Products & Solutions and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford
Attorney-in-Fact